LEASES (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 01, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease term	3 years	12 months		12 months
Operating lease payments	$ 29,250	$ 337,797	$ 301,594	$ 372,473	$ 350,608
Operating lease term	12 months